Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Finance Income and Expenses
Schedule of finance income and expenses

	2025	2024
Finance income
Interest	$28.2	$60.6
	$28.2	$60.6
Finance expenses
Standby charges	$2.4	$2.1
Amortization of debt issue costs	0.4	0.4
Accretion of lease liabilities	0.3	0.1
	$3.1	$2.6